STOCK-BASED COMPENSATION (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options Activity [Line Items]
Number of Stock Options Outstanding at beginning of year	69,375	62,550	54,630
Number of Stock Options Granted	18,400	11,000	9,950
Number of Stock Options Exercised,	(4,225)	(3,575)	(900)
Number of Stock Options Expired	0	0	(1,130)
Number of Stock Options Forfeited	0	(600)	0
Number of Stock Options Outstanding at year-end	83,550	69,375	62,550
Number of Stock Options exercisable at year-end	54,499	46,775	39,201
Weighted Average Exercise Price Outstanding at beginning of year	$ 18.08	$ 16.63	$ 15.83
Weighted Average Exercise Price Granted	27.40	24.47	21.35
Weighted Average Exercise Price Exercised	17.04	12.85	12.30
Weighted Average Exercise Price Expired	0	0	22.75
Weighted Average Exercise Price Forfeited	0	15.79	0
Weighted Average Exercise Price Outstanding at year-end	20.18	18.08	16.63
Weighted Average Exercise Price exercisable at year-end	17.10	15.99	14.69
Weighted average fair value of options granted during the year	$ 4.47	$ 4.11	$ 3.63